Equity-Based Compensation Expense (Tables)	9 Months Ended
Sep. 30, 2021
Share-based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
The following table summarizes the total equity-based compensation expense included in the Consolidated Statements of Operations:

	Year Ended December 31,		Nine Months Ended September 30,
	2020	2019	2021	2020

			(unaudited)
General and administrative	$657	$776	$382	$547

Total equity-based compensation expense	$657	$776	$382	$547

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award
The following summarizes the Company’s equity option plan and the activity for the years ended December 31, 2020 and 2019 and for the nine months ended September 30, 2021 (unaudited):

	Equity Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Outstanding at December 31, 2018	3,328,500	$0.78	8.18
Granted	2,547,500	1.15
Exercised	—	—
Forfeited	(138,750)	0.75
Outstanding at December 31, 2019	5,737,250	$0.95	8.26
Granted	—	—
Exercised	(120,000)	0.84
Forfeited	(646,875)	1.00

Outstanding at December 31, 2020	4,970,375	$0.94	6.04

Vested or expect to vest as of December 31, 2020	4,970,375	$0.94	6.04

Vested and exercisable at December 31, 2020	3,745,500	$0.92	5.44

	Equity Option Awards	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
	(unaudited)
Outstanding at December 31, 2020	4,970,375	$0.94	6.04
Granted	—	—
Exercised	(21,250)	0.85
Forfeited	(6,250)	1.15

Outstanding at September 30, 2021	4,942,875	$0.94	5.46

Vested or expect to vest as of September 30, 2021	4,942,875	$0.94	5.46

Vested and exercisable at September 30, 2021	3,789,250	$0.89	4.57

Schedule of Nonvested Restricted Stock Units Activity
A summary of the RIU activity for the nine months ended September 30, 2021 (unaudited), is as follows:

	Equity Option Awards	Weighted Average Grant-Date Fair Value per Unit
Nonvested as of December 31, 2020	—	$—
Granted	541,900	16.12
Vested	—	—
Forfeited	—	—
Nonvested as of September 30, 2021	541,900	$16.12

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions
The Company estimates the fair value of equity options using the Black-Scholes model. The fair value of each option grant is estimated on the date of grant using the Black-Scholes model and the straight-line approach with the following weighted-average assumptions:

2019 Grants
Expected term (years)	7.0
Expected volatility	58.5%
Risk free interest rate	2.14%
Expected dividend yield	—